Offerings - Offering: 1	Jul. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.75 per share
Amount Registered | shares	1,245,841
Proposed Maximum Offering Price per Unit	153.02
Maximum Aggregate Offering Price	$ 190,638,589.82
Fee Rate	0.01531%
Amount of Registration Fee	$ 29,186.77
Offering Note	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the accompanying registration statement on Form S-8 (the "Registration Statement") filed by Chevron Corporation ("Chevron") of which this Exhibit 107 is a part. Note 1(a) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement also covers such additional shares of Chevron common stock that become issuable by reason of any stock split, stock dividend, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of Chevron common stock. Note 1(b) Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act. The price per share of Chevron common stock is based on the average of the high and low prices reported for a share of Chevron common stock on the New York Stock Exchange on July 14, 2025. Note 1(c) In addition, pursuant to Rule 416(c) of the Securities Act, the Registration Statement covers an indeterminate amount of plan interests to be offered or sold pursuant to the employee benefit plan described therein.